RELATED PARTIES AND PARTIES-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTIES AND PARTIES-IN-INTEREST TRANSACTIONS

NOTE C - RELATED PARTIES AND PARTIES-IN-INTEREST TRANSACTIONS

Investments include 289,522 and 322,296 shares of the Company’s common stock valued at $19,548,496 and $16,962,446 as of December 31, 2025 and 2024, respectively. During 2025, the Plan purchased 6,708 shares at a cost of $390,202 and sold 39,483 shares at a cost of $420,613; in addition, the price per share of Company’s common stock increased from $52.63 to $67.52 as of December 31, 2024 and 2025, respectively. There are no additional contributions made on Company’s common stock in 2025 and 2024. The Plan also permits notes receivable from participants. These transactions qualify as parties-in-interest transactions which are exempt from the prohibited transaction rules.

Certain Plan investments are shares of mutual funds and units of a collective trust managed by Fidelity Investments. Fidelity Investments is an affiliate of the Trustee of the Plan and, therefore, these transactions qualify as party-in-interest transactions. Additionally, the Plan paid administrative fees of $143,389 to Fidelity Investments for the year ended December 31, 2025.